Related Party Notes Payable (Details) - Schedule of Notes Payable - FF Intelligent Mobility Global Holdings Ltd [Member] - Affiliated Entity [Member] - USD ($)		3 Months Ended		6 Months Ended
		Jun. 30, 2021		Jun. 30, 2021		Dec. 31, 2020		Dec. 31, 2019
Related Party Note, Due June 2021 [Member]
Related Party Notes Payable (Details) - Schedule of Notes Payable [Line Items]
Contractual Interest Rates	[1]	12.00%		12.00%
Unpaid Balance		$ 149,674,000	[1]	$ 149,674,000	[1]	$ 0.1200	[2]
Fair Value Measurement Adjustments			[1]		[1]	240,543,000	[2]
Net Carrying Value		149,674,000	[1]	149,674,000	[1]	239,886,000	[2]
Related party interest expense	[1]	$ 1,369,000		$ 8,486,000
Related Party Note, Due On Demand [Member]
Related Party Notes Payable (Details) - Schedule of Notes Payable [Line Items]
Contractual Interest Rates	[3]	15.00%		15.00%
Unpaid Balance		$ 10,000,000	[3]	$ 10,000,000	[3]	0.1500	[4]
Fair Value Measurement Adjustments			[3]		[3]	10,000,000
Net Carrying Value		10,000,000	[3]	10,000,000	[3]	10,000,000
Related party interest expense	[3]	$ 392,000		$ 779,000
Related Party Notes, NPA Tranche, Due October 2021 [Member]
Related Party Notes Payable (Details) - Schedule of Notes Payable [Line Items]
Contractual Interest Rates	[5]	10.00%		10.00%
Unpaid Balance		$ 18,112,000	[5]	$ 18,112,000	[5]	0.1000		$ 0.1000
Fair Value Measurement Adjustments		3,657,000	[5]	3,657,000	[5]	18,112,000		18,112,000
Net Carrying Value		21,769,000	[5]	21,769,000	[5]	21,627,000		21,522,000
Related party interest expense	[5]	$ 457,000		$ 910,000
Related Party Notes, China, Due On Demand [Member]
Related Party Notes Payable (Details) - Schedule of Notes Payable [Line Items]
Contractual Interest Rates		18.00%		18.00%
Unpaid Balance		$ 9,288,000		$ 9,288,000
Fair Value Measurement Adjustments
Net Carrying Value		9,288,000		9,288,000
Related party interest expense		817,000		1,586,000
Related Party Notes, China Various Other, Due On Demand [Member]
Related Party Notes Payable (Details) - Schedule of Notes Payable [Line Items]
Unpaid Balance		5,002,000		5,002,000
Fair Value Measurement Adjustments
Net Carrying Value		5,002,000		5,002,000
Related party interest expense		$ 69,000		$ 183,000
Related Party Note, China Various Other, Due On Demand At 8.99% [Member]
Related Party Notes Payable (Details) - Schedule of Notes Payable [Line Items]
Contractual Interest Rates		8.99%		8.99%
Unpaid Balance	[3]	$ 1,410,000		$ 1,410,000
Fair Value Measurement Adjustments	[3]
Net Carrying Value	[3]	1,410,000		1,410,000
Related party interest expense	[3]	$ 32,000		$ 63,000
Related Party Notes, Other, Due June 2021 [Member]
Related Party Notes Payable (Details) - Schedule of Notes Payable [Line Items]
Contractual Interest Rates		6.99%		6.99%
Unpaid Balance	[3]	$ 4,160,000		$ 4,160,000
Fair Value Measurement Adjustments	[3]
Net Carrying Value	[3]	4,160,000		4,160,000
Related party interest expense	[3]	$ 72,000		$ 144,000
Related Party Notes, Other, Due June 2021 At 8.00% [Member]
Related Party Notes Payable (Details) - Schedule of Notes Payable [Line Items]
Contractual Interest Rates		8.00%		8.00%
Unpaid Balance		$ 6,452,000	[3]	$ 6,452,000	[3]	0.0800
Fair Value Measurement Adjustments			[3]		[3]	6,452,000
Net Carrying Value		6,452,000	[3]	6,452,000	[3]	6,417,000
Related party interest expense	[3]	129,000		256,000
Notes Payable Related Party [Member]
Related Party Notes Payable (Details) - Schedule of Notes Payable [Line Items]
Unpaid Balance		204,098,000		204,098,000		296,845,000
Fair Value Measurement Adjustments		3,657,000		3,657,000		296,845,000		287,337,000
Net Carrying Value		207,755,000		207,755,000		$ 299,403,000		$ 286,583,000
Related party interest expense		$ 3,337,000		$ 12,407,000
Minimum [Member] | Related Party Notes, China Various Other, Due On Demand [Member]
Related Party Notes Payable (Details) - Schedule of Notes Payable [Line Items]
Contractual Interest Rates		0.00%		0.00%
Maximum [Member] | Related Party Notes, China Various Other, Due On Demand [Member]
Related Party Notes Payable (Details) - Schedule of Notes Payable [Line Items]
Contractual Interest Rates		10.00%		10.00%

[1]	On April 9, 2021, the Company signed agreements with certain of its related party notes holders to convert their notes with principal amounts of $194,810 and accrued interest of $71,764 into 57,513,413 shares of Class A-1 Convertible Preferred Stock with a conversion price of $1.67 per share and 87,003,560 shares of A-2 Preferred Stock with a conversion price of $1.96 per share. Under the agreements, the notes ceased to accrue interest on March 31, 2021. On May 13, 2021, related party notes payable with aggregating principal amounts of $90,869 and accrued interest of $43,490 was converted into 57,513,413 shares of Class A-1 Convertible Preferred Stock with a conversion price of $1.67 per share and 19,546,600 shares of Class A-2 Convertible Preferred Stock with a conversion price of $1.96 per share. The outstanding principal balance subsequent to the conversion was $149,674 as of June 30, 2021. The Class A-1 and A-2 Preferred Stock will convert into FFIE Class A Common Stock based on the Exchange Ratio. As of June 30, 2021, $125,071 of the related party notes payable were in default.
[2]	During 2020, these related party notes payable were restructured into one related party note payable.
[3]	As of June 30, 2021, the Company was in default on twelve of its related party notes with a principal value of $22,022. The Company was in compliance with all covenants under its remaining related party notes payable agreements as of June 30, 2021.
[4]	Rate as of December 31, 2020 and 2019, see footnotes for further discussion.
[5]	On April 29, 2019, the Company executed the Note Purchase Agreement (“NPA”) with U.S. Bank National Association, as the notes agent, and Birch Lake Fund Management, LP as the collateral agent. The aggregate principal amount that may be issued under the NPA was $200,000. Upon both a Company Preferred Stock offering and prepayment notice by the holder, or on the maturity date of the notes payable, the holder may elect to convert all of the outstanding principal and accrued interest of the notes payable, plus a 20.00% premium, into shares of Preferred Stock in the offering. The Company elected the fair value option for these notes payable. (See Note 7. Fair Value of Financial Instruments.)